Minimum cash and minimum capital - Summary of Minimum Cash (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Minimum Cash [Line Items]
BCRA – current account - not restricted	$ 757,637,118	$ 781,551,804
BCRA – special guarantee accounts – restricted	211,771,973	211,069,288
SUBTOTAL	969,409,091	992,621,092
TOTAL	3,132,205,265	2,819,292,633
Government securities in pesos - Measured at amortized cost
Minimum Cash [Line Items]
Minimum cash	159,904,307	210,536,162
Government securities in pesos - Measured at fair value through OCI
Minimum Cash [Line Items]
Minimum cash	2,002,891,867	1,013,677,345
Government securities in foreign currency – Measured at fair value through OCI
Minimum Cash [Line Items]
Minimum cash	0	470,852,827
BCRA bills in pesos – Measured at fair value through OCI
Minimum Cash [Line Items]
Minimum cash	$ 0	$ 131,605,207